INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014
Payments of Stock Issuance Costs	$ 383	$ 383